Other Liabilities and Accruals (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Short-term and Payable Within 1 Year

	Balance per December 31
	2017	2016
	(euros in thousands)
Accrued auditor’s fee	96	282
Personnel	446	220
Research and development costs	5,272	1,256
IP—Legal fee	509	114
Bonuses	1,545	768
Subsidy advance received	224	224
Other accruals	535	786

	8,627	3,650